Commitments (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011
Future minimum lease payments under leases
2012		$ 39,313
2013	58,273
2014	61,900
2015	64,376
2016	66,951
Total	$ 251,500	$ 39,313